Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Capital Ship Management Corp	Dec. 31, 2011 Capital Ship Management Corp	Dec. 31, 2010 Capital Ship Management Corp	Dec. 31, 2011 M/T Attikos - Claim Proceeds	Mar. 18, 2012 Capital Product Partners LP Initial Fee Payable	Dec. 31, 2012 Capital Product Partners LP Adjusted Fee Payable
Related Party Transaction [Line Items]
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Management agreement termination fees					$ 9,000	$ 9,500
Additional fees related to unforeseen events	$ 1,850	$ 1,237	$ 1,966	$ 710